UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3418
CALVERT CASH RESERVES
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2008

Item 1. Schedule of Investments.
CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2008

	Principal
	Amount	Value

Taxable Variable Rate Demand Notes - 80.3%
Adams County Pennsylvania IDA Revenue, 2.58%, 12/1/27, LOC: M&T Trust Co. (r)	$5,000,000	$5,000,000
Alabama State IDA Revenue, 2.73%, 5/1/10, LOC: RBC Centura Bank (r)	635,000	635,000
Albany New York IDA Civic Facilities Revenue:
Series 2007A, 2.73%, 5/1/27, LOC: Bank of America (r)	1,285,000	1,285,000
Series 2007B, 2.73%, 5/1/27, LOC: Bank of America (r)	515,000	515,000
Butler County Alabama IDA Revenue, 2.53%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	245,000	245,000
California Statewide Community Development Authority MFH Revenue, 2.95%, 8/1/32, LOC: U.S. Bank (r)	620,000	620,000
Chartwell Membership, Inc., 2.58%, 4/1/28, LOC: M&T Trust Co. (r)	2,000,000	2,000,000
Chatham Centre LLC, 2.78%, 4/1/22, LOC: Bank of North Georgia (r)	1,425,000	1,425,000
Dewberry IV LLLP, 2.73%, 9/1/25, LOC: PNC Bank (r)	2,000,000	2,000,000
District of Columbia Revenue, 2.61%, 4/1/38, LOC: PNC Bank (r)	3,000,000	3,000,000
Eliason Donald R & FD I LLC, 2.58%, 10/1/44, LOC: Marshall & Ilsley Bank (r)	1,700,000	1,700,000
First United Pentecostal Church of West Monroe, 2.98%, 3/1/25, LOC: Regions Bank (r)	2,041,000	2,041,000
Four Fishers LLC, 2.53%, 4/1/24, LOC: LaSalle Bank (r)	2,540,000	2,540,000
HFDC of Central Texas, Inc. Retirement Facilities Revenue, 2.68%, 11/1/38, LOC: Sovereign Bank, C/LOC:Banco Santander (r)	4,620,000	4,620,000
Hillcrest Baptist Church, 3.38%, 12/1/20, LOC: Wachovia Bank (r)	640,000	640,000
Jacksonville Florida Economic Development Community Healthcare Facilities Revenue, 3.00%, 9/1/17, LOC: Fifth Third Bank (r)	2,500,000	2,500,000
Kaneville Road Joint Venture, Inc., 2.80%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	1,430,000	1,430,000
Kokomo Grain Co., Inc. , 2.70%, 11/1/10, LOC: GE Capital Corp. (r)	3,100,000	3,100,000
Lee County Florida IDA Revenue, 2.75%, 6/1/10, LOC: SunTrust Bank (r)	765,000	765,000
Macon-Bibb County Georgia IDA Revenue, 2.58%, 7/1/14, LOC: Regions Bank (r)	1,995,000	1,995,000
Massachusetts State Development Finance Agency Revenue:
2.75%, 9/1/16, LOC: TD Banknorth (r)	2,620,000	2,620,000
2.75%, 10/1/31, LOC: RBS Citizens (r)	5,000,000	5,000,000
Michigan State Municipal Bond Authority Revenue:
2.78%, 11/1/37, LOC: Fifth Third Bank (r)	3,000,000	3,000,000
3.00%, 9/1/48, BPA: Depfa Bank plc (r)	1,000,000	1,000,000
Middletown New York IDA Revenue, 3.00%, 6/1/15, LOC: Provident Bank, C/LOC: FHLB (r)	1,275,000	1,275,000
Minnesota State Agricultural & Economic Development Board Revenue, 2.75%, 2/15/17, BPA: Wells Fargo Bank, Assured Guaranty Corp. Insured (r)	4,300,000	4,300,000
Mississippi Business Finance Corp. Revenue, 2.68%, 8/1/24, LOC: Regions Bank (r)	2,405,000	2,405,000

	Principal
	Amount	Value

MOB Management One LLC, 2.80%, 12/1/26, LOC: Columbus Bank & Trust (r)	3,720,000	3,720,000
Montgomery County Pennsylvania IDA Revenue, 2.58%, 12/1/16, LOC: Wilmington Trust Co. (r)	1,495,000	1,495,000
New Britain Connecticut GO Revenue, 2.68%, 2/1/26, LOC: Bank of America (r)	500,000	500,000
New York City New York Housing Development Corp. MFH Revenue:
2.70%, 6/15/34, CF: Fannie Mae (r)	2,250,000	2,250,000
2.70%, 11/15/35, CF: Fannie Mae (r)	1,795,000	1,795,000
2.70%, 12/1/35, CF: Freddie Mac (r)	3,015,000	3,015,000
New York State MMC Corp. Revenue, 3.00%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,000,000	2,000,000
Ogden City Utah Redevelopment Agency Revenue, 2.58%, 1/1/31, LOC: Bank of New York (r)	680,000	680,000
Onondaga County New York IDA Civic Facilities Revenue, 2.88%, 1/1/23, LOC: Key Bank (r)	5,965,000	5,965,000
Ontario County New York IDA Revenue, 3.00%, 12/1/36, LOC: RBS Citizens (r)	1,485,000	1,485,000
Orange County Florida HFA MFH Revenue, 3.00%, 10/15/32, BPA: Fannie Mae (r)	1,070,000	1,070,000
Osceola County Florida HFA MFH Revenue, 2.80%, 9/15/35, LOC: Fannie Mae (r)	1,940,000	1,940,000
Park Street Properties I LLC, 2.58%, 11/1/34, LOC: U.S. Bank (r)	3,975,000	3,975,000
Peoploungers, Inc., 2.53%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	340,000	340,000
Prevea Clinic, Inc., 2.58%, 12/1/34, LOC: Wells Fargo Bank (r)	1,660,000	1,660,000
Rathbone LLC, 2.82%, 1/1/38, LOC: Comerica Bank (r)	3,500,000	3,500,000
Renaissance Ketchikan Group LLC, 2.75%, 9/1/33, LOC: Alliance Bank, C/LOC: FHLB (r)	6,000,000	6,000,000
Roman Catholic Church of the Diocese of Houma-Thibodaux, 2.68%, 12/1/37, LOC: Allied Irish Bank (r)	2,240,000	2,240,000
Roosevelt Paper Co., 2.62%, 6/1/12, LOC: Wachovia Bank (r)	680,000	680,000
San Bernardino County California COPs, 2.50%, 3/1/17, LOC: Bank of America (r)	4,000,000	4,000,000
Scott Street Land Co., 3.25%, 12/1/21, LOC: Fifth Third Bank (r)	400,000	400,000
St. Joseph County Indiana Economic Development Revenue, 3.13%, 6/1/27, LOC: FHLB (r)	365,000	365,000
St. Paul’s Episcopal Church of Indianapolis Indiana Revenue, 2.63%, 7/1/28, LOC: JPMorgan Chase Bank (r)	2,000,000	2,000,000
Standard Furniture Manufacturing Co., Inc., 2.73%, 3/1/15, LOC: RBC Centura Bank (r)	1,293,000	1,293,000
Stice-Hill Holding LC, 2.68%, 12/1/23, LOC: Hancock Bank (r)	3,425,000	3,425,000
SunAmerica Trust Various States, 2.733%, 7/1/41, LOC: Freddie Mac (r)	760,000	760,000
Sussex County Delaware Revenue, 3.08%, 11/1/27, LOC: Wilmington Trust Co. (r)	2,100,000	2,100,000
Texas State GO, 2.75%, 12/1/29, BPA: Depfa Bank plc (r)	4,000,000	4,000,000
Tyler Enterprises LLC, 2.68%, 10/1/22, LOC: Peoples Bank and Trust, C/LOC: FHLB (r)	300,000	300,000
Ulster County New York IDA Civic Facility Revenue, 2.63%, 9/15/37, LOC: Sovereign Bank FSB, C/LOC: Fortis Bank (r)	1,140,000	1,140,000
Valdosta-Lowndes County Georgia IDA Revenue, 2.58%, 6/1/28, LOC: Wachovia Bank (r)	5,000,000	5,000,000
Washington State MFH Finance Commission Revenue, 2.53%, 7/15/32, LOC: Fannie Mae (r)	300,000	300,000

Total Taxable Variable Rate Demand Notes (Cost $127,049,000)		127,049,000

	Principal
	Amount	Value

U.S. Government Agencies and Instrumentalities - 19.3%
Fannie Mae, 5.00%, 7/25/08	250,000	250,095
Farmer Mac:
2.30%, 4/1/09	250,000	250,000
2.50%, 4/1/09	500,000	500,000
3.20%, 7/20/09	500,000	500,000
Federal Home Loan Bank:
2.589%, 8/15/08 (r)	2,000,000	2,000,164
2.664%, 9/17/08 (r)	1,000,000	999,953
2.875%, 1/30/09	500,000	500,000
2.80%, 2/6/09	500,000	500,000
2.596%, 2/11/09 (r)	2,000,000	2,000,678
2.599%, 2/18/09 (r)	2,000,000	2,000,942
2.75%, 2/20/09	500,000	500,000
2.98%, 2/27/09	500,000	500,000
2.83%, 3/3/09	1,000,000	1,000,000
2.85%, 3/4/09	1,000,000	1,000,421
2.90%, 3/5/09	500,000	500,000
2.90%, 3/20/09	250,000	250,000
2.50%, 4/7/09	250,000	250,000
2.30%, 4/15/09	1,000,000	998,134
2.42%, 4/21/09	250,000	250,000
2.52%, 4/21/09	500,000	500,000
2.403%, 4/24/09 (r)	2,000,000	2,000,000
2.625%, 4/30/09	500,000	500,000
2.75%, 5/5/09	500,000	500,000
2.60%, 6/2/09	1,000,000	1,000,000
6.30%, 6/3/09	1,000,000	1,033,748
3.125%, 6/18/09	500,000	500,170
2.354%, 8/10/09 (r)	1,000,000	1,000,000
2.411%, 8/21/09 (r)	1,000,000	1,000,000
2.40%, 9/4/09 (r)	1,000,000	1,000,000
Freddie Mac:
2.60%, 3/17/09	500,000	500,000
2.40%, 4/7/09	250,000	250,000
2.60%, 5/20/09	1,000,000	1,000,000
2.75%, 6/5/09	1,000,000	1,000,000
2.625%, 6/12/09	1,500,000	1,500,000
2.85%, 6/16/09	1,000,000	1,000,000
2.65%, 6/22/09	1,000,000	1,000,000
3.125%, 6/23/09	500,000	500,000

Total U.S. Government Agencies and Instrumentalities (Cost $30,534,305)		30,534,305

TOTAL INVESTMENTS (Cost $157,583,305) - 99.6%		157,583,305
Other assets and liabilities, net - 0.4%		684,134

NET ASSETS - 100%		$158,267,439

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Explanation of Guarantees:
BPA: Bond Purchase Agreement
CF: Credit Facility
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
COPs: Certificates of Participation
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LC: Limited Company
LLC: Limited Liability Corporation
LLLP: Limited Liability Limited Partnership
MFH: Mulit-Family Housing
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder’s statement.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Institutional Prime Fund (the “Fund”), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 — 2007) for purposes of implementing FIN 48, and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
Money Market Insurance: The Fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

NOTE B — TAX INFORMATION
The cost of investments owned at June 30, 2008 for federal income tax purposes was $157,583,305.
Net realized capital loss carryforward for federal income tax purposes of $43,111 and $5,582 at September 30, 2007 may be utilized to offset future capital gains until expiration in September 2009 and September 2012, respectively.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
            Filed herewith.
            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer
Date: August 28, 2008
            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer
Date: August 28, 2008

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: August 28, 2008